Equity	12 Months Ended
Jul. 31, 2025
Equity [Abstract]
EQUITY

NOTE 13 – EQUITY

Ordinary shares

As of July 31, 2024, the Company had a total of 662,081 ordinary shares issued and outstanding.

On October 28, 2024, the Company was granted 7,850,000 ordinary shares of a listed company by a shareholder as capital contribution. The ordinary shares were subject to 1933 Act restrictions until March 2025. The Company initially accounted for the share as “investment in trading securities” at fair value of $3,611,000, with corresponding account charged to “additional paid-in capital”.

On January 21, 2025, the Company issued and sold 212,222 ordinary shares to certain non-affiliated institutional investors at a price of US$22.5 per share. The Company recorded net proceeds of $4,774,895. The difference of $4,771,075 between the par value of ordinary shares and the gross proceeds were recorded as additional paid-in capital.

On February 5, 2025, the Company issued and sold 87,778 ordinary shares at a price of US$18 per share, and pre-funded warrants to purchase up to 49,309 Ordinary Shares, and in a concurrent private placement, restricted warrants to purchase an aggregate of up to 137,086 Ordinary Shares to certain non-affiliated institutional investors for gross proceeds of US$2.5 million. The Company recorded net proceeds of $2,129,824. The difference of $2,128,244 between the par value of ordinary shares and the gross proceeds were recorded as additional paid-in capital.

On July 29, 2025, the Company issued and sold 301,932 ordinary shares to certain purchasers whom are “non-U.S. Persons” at a price of US$6.624 per share for gross proceeds of US$2 million. The Company recorded net proceeds of $1,992,000. The difference of $1,986,565 between the par value of ordinary shares and the gross proceeds were recorded as additional paid-in capital.

As of July 31, 2025, the Company had a total of 1,313,373 ordinary shares issued and outstanding.

Additional paid-in capital

As of July 31, 2024, the Company had additional paid-in capital of $32,599,985.

As mentioned in Note 13 – Equity - ordinary shares, for the year ended July 31, 2025 the Company had an increase in additional paid-in capital of $3,611,000 for capital contribution and an increase of $8,884,996 in for issue of ordinary shares and exercise of warrants.

As of July 31, 2025, the Company had additional paid-in capital of $45,095,981.

Under the laws of the British Virgin Islands, the Company may pay dividends or make other distributions only if the directors of the Company are satisfied, on reasonable grounds, that the Company will, immediately after the distribution, satisfy the "solvency test" (as defined in section 56(a) the BVI Act). Section 56(a) of the BVI Act states that a company satisfies the solvency test if "(i) the value of the company's assets exceeds its liabilities; and (ii) the company is able to pay its debts as they fall due.